Cover	Oct. 29, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2021
Entity Registrant Name	HENNESSY ADVISORS, INC.
Entity Central Index Key	0001145255
Entity Emerging Growth Company	false
Entity File Number	001-36423
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	68-0176227
Entity Address, Address Line One	7250 Redwood Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94945
City Area Code	415
Local Phone Number	899-1555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	HNNA
Security Exchange Name	NASDAQ
4.875% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2026
Trading Symbol	HNNAZ
Security Exchange Name	NASDAQ